DISCONTINUED OPERATION - Loan concentration by days past due (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	$ 256,353,981	$ 279,453,908
0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	246,223,648	264,930,098
31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,546,450	3,761,112
91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	782,250	1,258,444
121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,659,229	4,441,655
More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,142,404	5,062,599
COMMERCIAL
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	139,627,922	153,252,811
COMMERCIAL | 0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	135,330,887	147,402,632
COMMERCIAL | 31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	426,990	531,609
COMMERCIAL | 91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	156,363	280,750
COMMERCIAL | 121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	869,610	1,515,324
COMMERCIAL | More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,844,072	3,522,496
Consumer
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	52,753,546	55,815,683
Consumer | 0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	49,805,549	51,393,527
Consumer | 31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,224,406	1,761,496
Consumer | 91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	407,456	624,945
Consumer | 121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,100,716	1,776,361
Consumer | More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	215,419	259,354
Mortgage
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	34,416,372	41,741,601
Mortgage | 0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	32,463,354	38,560,253
Mortgage | 31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	646,147	1,184,755
Mortgage | 91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	166,300	285,466
Mortgage | 121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	477,855	830,743
Mortgage | More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	662,716	880,384
Financial leases
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	28,493,129	27,291,604
Financial leases | 0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	27,648,328	26,331,118
Financial leases | 31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	211,469	247,056
Financial leases | 91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	39,547	58,435
Financial leases | 121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	179,284	273,619
Financial leases | More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	414,501	381,376
SMALL BUSINESS LOANS
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,063,012	1,352,209
SMALL BUSINESS LOANS | 0 - 30 Days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	975,530	1,242,568
SMALL BUSINESS LOANS | 31-90 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	37,438	36,196
SMALL BUSINESS LOANS | 91-120 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	12,584	8,848
SMALL BUSINESS LOANS | 121-360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	31,764	45,608
SMALL BUSINESS LOANS | More than 360 days
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,696	$ 18,989
Assets and liabilities classified as held for sale | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	28,853,417
Assets and liabilities classified as held for sale | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	26,185,996
Assets and liabilities classified as held for sale | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	639,312
Assets and liabilities classified as held for sale | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	134,744
Assets and liabilities classified as held for sale | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	662,719
Assets and liabilities classified as held for sale | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,230,646
Assets and liabilities classified as held for sale | COMMERCIAL | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,256,769
Assets and liabilities classified as held for sale | COMMERCIAL | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	11,844,958
Assets and liabilities classified as held for sale | COMMERCIAL | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	99,581
Assets and liabilities classified as held for sale | COMMERCIAL | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	5,374
Assets and liabilities classified as held for sale | COMMERCIAL | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	359,769
Assets and liabilities classified as held for sale | COMMERCIAL | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	947,087
Assets and liabilities classified as held for sale | Consumer | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,917,444
Assets and liabilities classified as held for sale | Consumer | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	4,681,654
Assets and liabilities classified as held for sale | Consumer | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	121,926
Assets and liabilities classified as held for sale | Consumer | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	37,424
Assets and liabilities classified as held for sale | Consumer | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	72,840
Assets and liabilities classified as held for sale | Consumer | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	3,600
Assets and liabilities classified as held for sale | Mortgage | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	9,375,435
Assets and liabilities classified as held for sale | Mortgage | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	8,461,617
Assets and liabilities classified as held for sale | Mortgage | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	387,479
Assets and liabilities classified as held for sale | Mortgage | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	90,538
Assets and liabilities classified as held for sale | Mortgage | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	192,496
Assets and liabilities classified as held for sale | Mortgage | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	243,305
Assets and liabilities classified as held for sale | Financial leases | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	493,277
Assets and liabilities classified as held for sale | Financial leases | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	472,732
Assets and liabilities classified as held for sale | Financial leases | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	2,791
Assets and liabilities classified as held for sale | Financial leases | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	195
Assets and liabilities classified as held for sale | Financial leases | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	13,674
Assets and liabilities classified as held for sale | Financial leases | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	3,885
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	810,492
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | 0 - 30 Days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	725,035
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | 31-90 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	27,535
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | 91-120 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	1,213
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | 121-360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	23,940
Assets and liabilities classified as held for sale | SMALL BUSINESS LOANS | More than 360 days | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loans and advances to customers	$ 32,769